Assets Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets Classified as Held for Sale
Summary of assets and liabilities held for sale and impairment loss for an initial write-down of the assets held for sale to fair values less costs to sell

Asset held for sale:
Property, plant and equipment	$1,358
Interests in resource properties	33,385
$34,743

Liabilities relating to assets held for sale:
Decommissioning obligations	$16,633
Deferred income tax liabilities	3,725
$20,358

Note 4. Assets Classified as Held for Sale (continued)

As of December 31, 2022, the Group recognised an impairment loss for an initial write-down of the assets held for sale to fair values less costs to sell as follows:

Property, plant and equipment*	$19,137
Interests in resource properties*	47,048
66,185
Decommissioning obligations	(16,633)
Assets held for sale, net	49,552
Sale proceeds, adjusted	18,109
Impairment loss on assets held for sale	$(31,443)

* Carrying amount before impairment.